Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,046,051.89

Principal:
Principal Collections	$12,644,434.11
Prepayments in Full	$6,438,626.51
Liquidation Proceeds	$209,070.46
Recoveries	$48,908.82
Sub Total	$19,341,039.90
Collections	$20,387,091.79

Purchase Amounts:
Purchase Amounts Related to Principal	$634,937.67
Purchase Amounts Related to Interest	$3,420.23
Sub Total	$638,357.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,025,449.69

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,025,449.69
Servicing Fee	$226,358.84	$226,358.84	$0.00	$0.00	$20,799,090.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,799,090.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,799,090.85
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$20,799,090.85
Interest - Class A-4 Notes	$102,281.21	$102,281.21	$0.00	$0.00	$20,696,809.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,696,809.64
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$20,613,323.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,613,323.56
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$20,543,990.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,543,990.23
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$20,446,323.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,446,323.56
Regular Principal Payment	$19,355,522.30	$19,355,522.30	$0.00	$0.00	$1,090,801.26
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,090,801.26
Residual Released to Depositor	$0.00	$1,090,801.26	$0.00	$0.00	$0.00
Total		$21,025,449.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,355,522.30
Total					$19,355,522.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$19,355,522.30	$109.31	$102,281.21	$0.58	$19,457,803.51	$109.89
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$19,355,522.30	$9.49	$352,767.29	$0.17	$19,708,289.59	$9.66

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$122,737,450.19	0.6931578	$103,381,927.89	0.5838478
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$262,727,450.19	0.1287968	$243,371,927.89	0.1193082

Pool Information
Weighted Average APR	4.616%	4.629%
Weighted Average Remaining Term	23.69	22.86
Number of Receivables Outstanding	28,443	27,501
Pool Balance	$271,630,607.49	$251,479,838.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$262,727,450.19	$243,371,927.89
Pool Factor	0.1306573	0.1209646

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$8,107,910.39
Targeted Overcollateralization Amount	$8,107,910.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,107,910.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		96	$223,700.46
(Recoveries)		183	$48,908.82
Net Losses for Current Collection Period			$174,791.64
Cumulative Net Losses Last Collection Period			$13,968,875.39
Cumulative Net Losses for all Collection Periods			$14,143,667.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.77%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.08%	613	$7,733,562.00
61-90 Days Delinquent	0.36%	70	$911,717.40
91-120 Days Delinquent	0.16%	23	$404,648.31
Over 120 Days Delinquent	0.75%	112	$1,893,697.76
Total Delinquent Receivables	4.35%	818	$10,943,625.47

Repossession Inventory:
Repossessed in the Current Collection Period		21	$207,428.77
Total Repossessed Inventory		29	$374,302.40

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8393%
Preceding Collection Period			0.5165%
Current Collection Period			0.8019%
Three Month Average			0.7192%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6130%
Preceding Collection Period			0.6786%
Current Collection Period			0.7454%
Three Month Average			0.6790%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer